CONVERTIBLE NOTES - Liability Component (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
CONVERTIBLE NOTES
Net carrying value	$ 4,917,683	$ 4,011,224
Convertible Notes 2023
CONVERTIBLE NOTES
Principal outstanding	3,947,080	3,947,080
Interest on Convertible notes	970,603	64,144
Net carrying value	$ 4,917,683	$ 4,011,224